Current Assets - Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Current Assets Other Assets [abstract]
Summary of Other Current Assets

(All in US$)	June 30, 2023	December 31, 2022

Escrow reserves	1,427,298	9,137,605